Related party disclosures - Remuneration of KMP (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related party disclosures
Short-term benefits	$ 22,759,397	$ 23,805,197
Post employment benefits	967,898	712,883
Other long-term benefits	657,375	36,572
Termination benefits	1,176,487	558,984
Share-based payments	3,748,106	20,691,480
Total	29,309,263	45,805,116
Parent Entity
Related party disclosures
Short-term benefits	21,766,691	22,515,477
Post employment benefits	873,350	625,173
Other long-term benefits	657,375	36,572
Termination benefits	1,176,487	558,984
Share-based payments	3,035,423	19,783,900
Total	$ 27,509,326	$ 43,520,106